Fixed assets - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Depreciation	$ 3,500,000	$ 1,000,000.0	$ 0
Internally developed software
Property, Plant and Equipment [Line Items]
Depreciation	1,900,000	$ 0	$ 0
Amortization expense, 2021	3,500,000
Amortization expense, 2022	3,500,000
Amortization expense, 2023	3,500,000
Amortization expense, 2024	3,500,000
Amortization expense, 2025	$ 1,600,000